RELATED PARTY TRANSACTIONS - 3M (Details Narrative)	2 Months Ended	3 Months Ended		12 Months Ended
	May. 20, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares $ / lb	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / lb	Dec. 31, 2014 USD ($) $ / lb
Advances from related parties				$ 231,938	$ 0
Investment in tenant improvements				(331,625)	(533,252)
Professional Fees		$ 332,375	$ 137,610	1,169,644	799,490
Shares issued for Compensation, value					253,000
Accounts payable and accrued liabilities		1,913,970		1,539,524	775,653
Titan
Advances from related parties	$ 71,600	590,413		231,938
Accounts payable and accrued liabilities		$ 123,988
Debt Instrument, Repayment	$ 88,025
ZSL Note
Date of Debt Instrument		Apr. 05, 2016
Debt Instrument		$ 450,000
Debt Instrument, Interest Rate		4.00%
Debt Instrument, Maturity Date		Sep. 30, 2016
Conversion price per share | $ / shares		$ 0.90
CEO
Salary compensation		$ 160,000
Professional Fees		40,000		140,000
Professional Fees, unpaid		20,000		20,000
COO
Salary compensation		160,000
Professional Fees		40,000		146,667
Professional Fees, unpaid		$ 13,333		$ 13,333
Atlas
Inventory Purchase Price | $ / lb		0.36		0.36
Inventory Purchase		$ 32,172	166,656	$ 435,576	1,764,315
Accounts payable and accrued liabilities		$ 219,018		213,721	$ 55,532
Plant Green
Inventory Purchase Price | $ / lb		0.36			0.36
Inventory Purchase		$ 14,508	$ 72,897	152,826	$ 12,773
Accounts payable and accrued liabilities		167,344		152,826	$ 69,142
BlueChip
Salary compensation		66,000
Professional Fees				55,000
Monthly Consulting Fee		8,000		8,000
Professional Fees, unpaid		$ 50,033		$ 46,960